Pay vs Performance Disclosure - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (49,974)	$ (296,194)	$ 15,375	$ (302,160)